SCHEDULE OF OTHER ACCOUNTS RECEIVABLE (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Credit Loss [Abstract]
Governmental authorities	$ 7
Other receivables	6
Total other accounts receivables	$ 13